JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 38.4%
Aerospace & Defense — 0.6%
Boeing Co. (The)
1.17%, 2/4/2023	20,000	20,094
1.95%, 2/1/2024	18,000	18,497
1.43%, 2/4/2024	35,000	35,125
2.75%, 2/1/2026	20,000	20,827
2.20%, 2/4/2026	175,000	175,748
3.10%, 5/1/2026	35,000	37,236
2.70%, 2/1/2027	65,000	67,312
5.93%, 5/1/2060	40,000	52,002
Howmet Aerospace, Inc.
5.13%, 10/1/2024	142,000	155,320
5.95%, 2/1/2037	14,000	16,240
Moog, Inc. 4.25%, 12/15/2027 (a)	20,000	20,500
Precision Castparts Corp. 4.38%, 6/15/2045	54,000	62,402
Raytheon Technologies Corp.
3.50%, 3/15/2027	40,000	44,278
4.50%, 6/1/2042	40,000	47,831
3.13%, 7/1/2050	50,000	49,063
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	105,000	112,350
TransDigm, Inc. 6.25%, 3/15/2026 (a)	25,000	26,352
Triumph Group, Inc.
6.25%, 9/15/2024 (a)	10,000	10,176
7.75%, 8/15/2025	16,000	16,360

		987,713

Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
6.13%, 9/1/2023 (a)	40,000	40,450
6.75%, 8/15/2024 (a)	75,000	78,397

		118,847

Airlines — 0.1%
American Airlines, Inc. 5.50%, 4/20/2026 (a)	60,000	63,150
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	31,896	33,743
Delta Air Lines, Inc. 4.75%, 10/20/2028 (a)	100,000	109,157
United Airlines Holdings, Inc.
5.00%, 2/1/2024	20,000	20,725
4.88%, 1/15/2025	16,000	16,400

		243,175

Auto Components — 0.3%
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	75,000	72,000

Investments	Principal Amount($)	Value($)
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	73,000	75,398
Aptiv plc 5.40%, 3/15/2049	25,000	32,124
BorgWarner, Inc. 5.00%, 10/1/2025 (a)	20,000	23,042
Clarios Global LP 6.25%, 5/15/2026 (a)	75,000	80,078
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	5,000	5,650
5.63%, 11/15/2026 (a)	30,000	25,800
Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)	15,000	15,502
Dana, Inc. 5.38%, 11/15/2027	60,000	63,749
Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	19,000	19,511
Icahn Enterprises LP
6.38%, 12/15/2025	22,000	22,687
5.25%, 5/15/2027	125,000	128,148
Lear Corp. 5.25%, 5/15/2049	25,000	30,064

		593,753

Automobiles — 0.6%
Ford Motor Co.
8.50%, 4/21/2023	70,000	78,138
9.00%, 4/22/2025	95,000	116,068
9.63%, 4/22/2030	95,000	132,270
General Motors Co.
6.13%, 10/1/2025	50,000	59,439
5.15%, 4/1/2038	35,000	41,256
5.95%, 4/1/2049	25,000	32,650
Hyundai Capital America
3.00%, 2/10/2027 (a)	200,000	211,627
1.80%, 1/10/2028 (a)	290,000	284,037

		955,485

Banks — 6.2%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (b)	215,000	231,263
3.88%, 8/1/2025	203,000	227,239
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	235,000	247,467
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	40,000	43,980
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	236,000	263,260
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	170,000	188,388
(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028 (b)	61,000	67,196
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	169,000	184,636

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	135,000	150,974
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	50,000	47,767
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	180,000	181,625
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	340,000	344,736
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (b)	82,000	93,551
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	150,000	141,731
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (b)	86,000	101,223
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (b)(c)(d)	50,000	50,750
1.63%, 5/1/2023	20,000	20,511
2.20%, 2/3/2025	12,000	12,554
Barclays plc (United Kingdom) 5.20%, 5/12/2026	200,000	228,552
BNP Paribas SA (France) 3.25%, 3/3/2023	35,000	36,867
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	49,000	50,206
3.10%, 4/2/2024	34,000	36,379
CIT Group, Inc.
5.25%, 3/7/2025	24,000	27,120
6.13%, 3/9/2028	45,000	54,450
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (b)	160,000	171,211
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b)(c)(d)	145,000	146,087
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	350,000	390,551
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	30,000	33,156
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (b)	195,000	219,773
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	25,000	26,157
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	155,000	178,231
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	110,000	110,263
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048 (b)	55,000	65,377

Investments	Principal Amount($)	Value($)
Citizens Financial Group, Inc. 2.50%, 2/6/2030	11,000	11,162
Comerica, Inc. 3.70%, 7/31/2023	28,000	29,892
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a)(b)	250,000	255,945
(SOFR + 0.89%), 1.25%, 1/26/2027 (a)(b)	250,000	246,913
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	200,000	200,738
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	200,000	200,212
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	200,000	220,739
7.63%, 5/17/2032	143,000	199,815
6.10%, 1/14/2042	230,000	323,516
KeyCorp 2.25%, 4/6/2027	57,000	59,211
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	70,000	71,902
3.78%, 3/2/2025	69,000	75,769
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	16,000	16,539
Natwest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (b)	200,000	218,227
PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	99,000	102,542
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	45,000	51,862
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	200,000	218,211
4.75%, 11/24/2025 (a)	200,000	224,055
4.00%, 1/12/2027 (a)	200,000	222,183
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a)(b)	200,000	199,832
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.75%, 7/19/2023	53,000	56,739
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	60,000	59,581
Toronto-Dominion Bank (The) (Canada)
3.25%, 3/11/2024	33,000	35,550
2.65%, 6/12/2024	81,000	86,232

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Truist Bank 4.05%, 11/3/2025	60,000	67,497
Truist Financial Corp. 2.85%, 10/26/2024	114,000	122,587
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a)(b)	200,000	200,100
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a)(b)	200,000	199,401
US Bancorp 3.00%, 7/30/2029	97,000	103,503
Wells Fargo & Co.
3.55%, 9/29/2025	77,000	84,980
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	163,000	169,946
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b)(c)(d)	155,000	158,883
3.00%, 10/23/2026	285,000	308,924
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	185,000	201,086
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	501,000	553,560
4.15%, 1/24/2029	70,000	79,950
(SOFR + 1.26%), 2.57%, 2/11/2031 (b)	105,000	107,360
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	30,000	29,925
4.90%, 11/17/2045	25,000	30,602
4.75%, 12/7/2046	45,000	54,721
Westpac Banking Corp. (Australia)
3.65%, 5/15/2023	77,000	82,071
2.85%, 5/13/2026	25,000	27,015

		10,342,709

Beverages — 0.7%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	105,000	125,100
4.90%, 2/1/2046	65,000	77,925
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	200,000	227,018
4.75%, 1/23/2029	205,000	241,702
4.38%, 4/15/2038	45,000	51,441
4.44%, 10/6/2048	40,000	45,443
4.60%, 6/1/2060	60,000	68,981

Investments	Principal Amount($)	Value($)
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	150,000	153,872
Constellation Brands, Inc. 4.65%, 11/15/2028	35,000	40,772
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	38,000	41,781
4.60%, 5/25/2028	50,000	58,295
3.80%, 5/1/2050	20,000	21,281
PepsiCo, Inc. 4.25%, 10/22/2044	72,000	86,126

		1,239,737

Biotechnology — 0.8%
AbbVie, Inc.
2.60%, 11/21/2024	150,000	158,886
2.95%, 11/21/2026	138,000	148,099
3.20%, 11/21/2029	76,000	81,518
4.05%, 11/21/2039	184,000	205,857
4.63%, 10/1/2042	75,000	89,227
Amgen, Inc.
2.20%, 2/21/2027	14,000	14,577
3.15%, 2/21/2040	27,000	27,340
Biogen, Inc. 2.25%, 5/1/2030	110,000	108,487
Emergent BioSolutions, Inc.
3.88%, 8/15/2028 (a)	50,000	49,135
Gilead Sciences, Inc.
2.95%, 3/1/2027	195,000	210,039
1.65%, 10/1/2030	133,000	126,000
2.60%, 10/1/2040	50,000	46,732
2.80%, 10/1/2050	50,000	45,228
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	100,000	87,292

		1,398,417

Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028	55,000	58,025
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	20,000	20,703
4.75%, 1/15/2028 (a)	100,000	103,938
Summit Materials LLC 5.13%, 6/1/2025 (a)	25,000	25,313

		207,979

Capital Markets — 3.0%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	47,000	50,970
Bank of New York Mellon Corp. (The)
3.50%, 4/28/2023	42,000	44,676
2.10%, 10/24/2024	30,000	31,567
Charles Schwab Corp. (The)
0.90%, 3/11/2026	30,000	29,929
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b)(c)(d)	200,000	208,000

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b)(c)(d)	140,000	140,700
Credit Suisse Group AG (Switzerland) (SOFR + 3.73%), 4.19%, 4/1/2031 (a)(b)	250,000	278,044
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	53,000	75,344
Goldman Sachs Group, Inc. (The)
3.63%, 2/20/2024	60,000	64,803
3.50%, 4/1/2025	280,000	305,275
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	201,000	216,773
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b)(c)(d)	65,000	65,098
3.50%, 11/16/2026	211,000	230,539
3.85%, 1/26/2027	135,000	149,693
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	385,000	385,383
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	220,000	243,277
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	160,000	161,239
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	60,000	60,655
Morgan Stanley
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	180,000	190,933
3.88%, 1/27/2026	170,000	190,405
3.13%, 7/27/2026	130,000	141,530
3.63%, 1/20/2027	190,000	211,613
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	210,000	211,928
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	330,000	365,010
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	123,000	142,827
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	70,000	72,240
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	65,000	66,157
4.38%, 1/22/2047	72,000	86,579
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	100,000	93,546
MSCI, Inc. 4.00%, 11/15/2029 (a)	80,000	82,974
Northern Trust Corp. 3.95%, 10/30/2025	60,000	68,060
S&P Global, Inc. 3.25%, 12/1/2049	73,000	74,949

Investments	Principal Amount($)	Value($)
TD Ameritrade Holding Corp. 2.75%, 10/1/2029	46,000	48,582
UBS Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a)(b)	200,000	211,245

		5,000,543

Chemicals — 0.6%
CF Industries, Inc. 4.95%, 6/1/2043	30,000	33,945
Chemours Co. (The)
7.00%, 5/15/2025	22,000	22,608
5.75%, 11/15/2028 (a)	80,000	85,509
CVR Partners LP 9.25%, 6/15/2023 (a)	15,000	14,962
Dow Chemical Co. (The) 3.50%, 10/1/2024	114,000	123,518
Ecolab, Inc. 3.25%, 12/1/2027	52,000	57,498
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	60,000	60,174
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	36,000	35,787
3.27%, 11/15/2040 (a)	25,000	24,807
3.47%, 12/1/2050 (a)	13,000	12,940
LYB International Finance III LLC 3.63%, 4/1/2051	45,000	45,059
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	95,000	101,650
Nutrien Ltd. (Canada) 2.95%, 5/13/2030	20,000	20,899
Olin Corp. 5.13%, 9/15/2027	13,000	13,574
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	375,000	390,487
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	10,000	10,187

		1,053,604

Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	365,000	359,525
ADT Security Corp. (The)
4.13%, 6/15/2023	26,000	27,017
4.88%, 7/15/2032 (a)	20,000	20,650
Aramark Services, Inc. 4.75%, 6/1/2026	25,000	25,594
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	25,000	25,625
GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (a)	105,000	107,494
Nielsen Finance LLC 5.63%, 10/1/2028 (a)	80,000	84,600

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (a)	25,000	26,625
5.75%, 4/15/2026 (a)	42,000	45,937
Republic Services, Inc. 1.45%, 2/15/2031	30,000	27,584
Stericycle, Inc. 3.88%, 1/15/2029 (a)	245,000	244,387

		995,038

Communications Equipment — 0.2%
CommScope, Inc. 6.00%, 3/1/2026 (a)	172,000	180,686
Nokia OYJ (Finland) 4.38%, 6/12/2027	13,000	14,235
Plantronics, Inc. 4.75%, 3/1/2029 (a)	70,000	66,695

		261,616

Construction & Engineering — 0.2%
AECOM 5.13%, 3/15/2027	18,000	19,913
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	70,000	69,650
MasTec, Inc. 4.50%, 8/15/2028 (a)	75,000	78,281
Weekley Homes LLC 4.88%, 9/15/2028 (a)	95,000	98,534

		266,378

Consumer Finance — 0.8%
Ally Financial, Inc.
5.75%, 11/20/2025	64,000	73,610
8.00%, 11/1/2031	37,000	52,264
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (a)	17,000	18,041
5.13%, 10/1/2023 (a)	30,000	32,366
5.25%, 5/15/2024 (a)	80,000	87,845
2.13%, 2/21/2026 (a)	75,000	74,140
4.25%, 4/15/2026 (a)	25,000	26,888
Capital One Financial Corp. 3.20%, 1/30/2023	79,000	82,555
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	8,000	8,200
Ford Motor Credit Co. LLC 4.39%, 1/8/2026	200,000	213,042
General Motors Financial Co., Inc. 3.60%, 6/21/2030	60,000	64,267
John Deere Capital Corp. 2.65%, 6/10/2026	119,000	128,401
Navient Corp.
6.13%, 3/25/2024	50,000	53,500
5.88%, 10/25/2024	20,000	21,275
OneMain Finance Corp.
7.13%, 3/15/2026	59,000	68,661
6.63%, 1/15/2028	95,000	107,806

Investments	Principal Amount($)	Value($)
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	105,000	110,391
4.50%, 3/15/2023 (a)	5,000	5,246
5.50%, 2/15/2024 (a)	55,000	60,447

		1,288,945

Containers & Packaging — 0.5%
Ardagh Packaging Finance plc 5.25%, 4/30/2025 (a)	200,000	209,750
Ball Corp. 5.25%, 7/1/2025	20,000	22,625
Berry Global, Inc. 4.88%, 7/15/2026 (a)	55,000	58,094
Crown Americas LLC 4.25%, 9/30/2026	13,000	13,926
Greif, Inc. 6.50%, 3/1/2027 (a)	63,000	66,150
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	50,000	53,250
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	110,000	111,006
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	80,000	86,900
Reynolds Group Issuer, Inc.
4.00%, 10/15/2027 (a)	75,000	73,688
Sealed Air Corp.
5.50%, 9/15/2025 (a)	12,000	13,320
4.00%, 12/1/2027 (a)	60,000	63,000
WRKCo, Inc. 4.65%, 3/15/2026	30,000	34,412

		806,121

Distributors — 0.0% (e)
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	11,000	11,475
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	20,000	19,600

		31,075

Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	105,000	113,652

Diversified Financial Services — 0.5%
AIG Global Funding 1.90%, 10/6/2021 (a)	33,000	33,196
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	250,000	245,429
GE Capital Funding LLC 4.05%, 5/15/2027	200,000	226,199
ORIX Corp. (Japan) 4.05%, 1/16/2024	62,000	67,360

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	50,000	58,500
Shell International Finance BV (Netherlands)
3.63%, 8/21/2042	50,000	55,054
3.75%, 9/12/2046	41,000	45,187
3.13%, 11/7/2049	25,000	24,806
3.25%, 4/6/2050	52,000	52,968

		808,699

Diversified Telecommunication Services — 1.8%
AT&T, Inc.
3.50%, 6/1/2041	20,000	20,063
3.10%, 2/1/2043	70,000	66,266
3.50%, 9/15/2053 (a)	60,000	56,929
CCO Holdings LLC
5.75%, 2/15/2026 (a)	80,000	82,720
5.13%, 5/1/2027 (a)	25,000	26,125
5.88%, 5/1/2027 (a)	30,000	30,945
5.00%, 2/1/2028 (a)	395,000	413,269
5.38%, 6/1/2029 (a)	100,000	108,625
4.75%, 3/1/2030 (a)	75,000	77,783
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (a)	20,000	20,600
8.00%, 10/15/2025 (a)	9,000	9,517
Embarq Corp. 8.00%, 6/1/2036	13,000	14,690
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	65,000	69,063
Intelsat Jackson Holdings SA (Luxembourg)
8.00%, 2/15/2024 (a)(f)(g)	15,000	15,513
8.50%, 10/15/2024 (a)(g)	28,000	16,595
Level 3 Financing, Inc.
5.38%, 5/1/2025	20,000	20,442
5.25%, 3/15/2026	54,000	55,659
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/2022	12,000	12,374
5.63%, 4/1/2025	17,000	18,237
5.13%, 12/15/2026 (a)	60,000	62,156
4.00%, 2/15/2027 (a)	265,000	268,313
Series G, 6.88%, 1/15/2028	3,000	3,337
Qwest Corp. 6.75%, 12/1/2021	25,000	25,688
Sprint Capital Corp. 8.75%, 3/15/2032	175,000	259,437
Switch Ltd. 3.75%, 9/15/2028 (a)	45,000	44,672
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	24,000	26,520
Verizon Communications, Inc.
2.10%, 3/22/2028	45,000	45,591
4.02%, 12/3/2029	54,000	61,024
1.68%, 10/30/2030	95,000	89,156

Investments	Principal Amount($)	Value($)
2.55%, 3/21/2031	105,000	105,587
2.65%, 11/20/2040	145,000	133,598
3.40%, 3/22/2041	190,000	193,218
3.85%, 11/1/2042	125,000	136,530
2.88%, 11/20/2050	75,000	67,602
4.67%, 3/15/2055	49,000	60,344
3.70%, 3/22/2061	30,000	30,274
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	200,000	213,750

		2,962,212

Electric Utilities — 1.6%
Baltimore Gas and Electric Co. 2.90%, 6/15/2050	50,000	47,617
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	53,472
Duke Energy Carolinas LLC 3.20%, 8/15/2049	64,000	64,613
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	55,000	55,936
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	48,000	46,530
Edison International 5.75%, 6/15/2027	75,000	86,114
Emera US Finance LP (Canada)
2.64%, 6/15/2031 (a)	150,000	149,104
4.75%, 6/15/2046	50,000	57,198
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	14,651
2.65%, 6/15/2051	14,000	12,666
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	72,355
1.60%, 12/15/2030	10,000	9,452
Entergy Mississippi LLC 3.50%, 6/1/2051	20,000	20,907
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	50,000	60,203
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	185,000	192,413
Kentucky Utilities Co. 5.13%, 11/1/2040	74,000	93,777
MidAmerican Energy Co. 3.65%, 4/15/2029	46,000	51,632
Monongahela Power Co. 4.10%, 4/15/2024 (a)	100,000	107,635
NRG Energy, Inc.
6.63%, 1/15/2027	59,000	61,230
5.75%, 1/15/2028	65,000	68,893
OGE Energy Corp. 0.70%, 5/26/2023	15,000	15,007

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Ohio Power Co. Series P, 2.60%, 4/1/2030	50,000	51,492
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	5,000	5,002
Oncor Electric Delivery Co. LLC 3.10%, 9/15/2049	50,000	50,353
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.53%, 11/15/2021 (b)	30,000	30,070
1.37%, 3/10/2023	50,000	50,042
3.45%, 7/1/2025	17,000	17,825
2.95%, 3/1/2026	10,000	10,239
3.30%, 3/15/2027	120,000	123,337
4.65%, 8/1/2028	100,000	109,500
4.20%, 6/1/2041	30,000	28,852
4.25%, 3/15/2046	78,000	71,811
PG&E Corp.
5.00%, 7/1/2028	40,000	39,800
5.25%, 7/1/2030	15,000	15,169
Public Service Electric and Gas Co. 3.00%, 5/15/2027	50,000	54,209
Southern California Edison Co.
Series C, 3.60%, 2/1/2045	35,000	34,170
Series C, 4.13%, 3/1/2048	88,000	90,988
Series 20A, 2.95%, 2/1/2051	80,000	70,603
Southwestern Electric Power Co. Series N, 1.65%, 3/15/2026	45,000	45,734
Southwestern Public Service Co.
3.30%, 6/15/2024	29,000	30,923
4.50%, 8/15/2041	74,000	88,810
Tucson Electric Power Co. 4.85%, 12/1/2048	72,000	89,931
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	65,000	67,109
5.00%, 7/31/2027 (a)	55,000	56,169
4.30%, 7/15/2029 (a)	90,000	95,469
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	85,986

		2,754,998

Electrical Equipment — 0.1%
Eaton Corp. 4.00%, 11/2/2032	50,000	57,598
EnerSys
5.00%, 4/30/2023 (a)	26,000	27,170
4.38%, 12/15/2027 (a)	65,000	67,233
Sensata Technologies BV 5.00%, 10/1/2025 (a)	40,000	44,450

		196,451

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC 4.25%, 4/1/2028	85,000	88,719
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	40,000	41,300

		130,019

Investments	Principal Amount($)	Value($)
Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC
4.49%, 5/1/2030	66,000	76,689
4.08%, 12/15/2047	30,000	32,436
Nabors Industries, Inc. 5.75%, 2/1/2025	15,000	12,450
Oceaneering International, Inc. 4.65%, 11/15/2024	60,000	60,150
Schlumberger Finance Canada Ltd.
1.40%, 9/17/2025	110,000	112,069
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	103,000	113,524
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	15,950	15,830

		423,148

Entertainment — 0.4%
Activision Blizzard, Inc. 2.50%, 9/15/2050	25,000	21,296
Cinemark USA, Inc. 4.88%, 6/1/2023	50,000	50,050
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	2,082
6.50%, 5/15/2027 (a)	10,000	11,038
4.75%, 10/15/2027 (a)	40,000	40,851
Netflix, Inc.
4.88%, 4/15/2028	155,000	178,312
5.88%, 11/15/2028	35,000	42,350
4.88%, 6/15/2030 (a)	55,000	63,387
Walt Disney Co. (The)
2.00%, 9/1/2029	50,000	49,780
3.80%, 3/22/2030	90,000	101,157
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	100,000	100,750

		661,053

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	53,000	48,920
American Tower Corp.
2.10%, 6/15/2030	205,000	198,267
2.95%, 1/15/2051	25,000	22,735
AvalonBay Communities, Inc. 3.35%, 5/15/2027	32,000	34,988
Camden Property Trust 3.15%, 7/1/2029	30,000	32,085
Corporate Office Properties LP 2.25%, 3/15/2026	94,000	96,543
Crown Castle International Corp.
2.90%, 4/1/2041	68,000	62,858
3.25%, 1/15/2051	50,000	47,089
Duke Realty LP 1.75%, 7/1/2030	49,000	46,382
ERP Operating LP 3.25%, 8/1/2027	31,000	33,810

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
ESH Hospitality, Inc. 4.63%, 10/1/2027 (a)	25,000	26,437
GLP Capital LP 4.00%, 1/15/2030	10,000	10,613
Healthcare Trust of America Holdings LP 3.75%, 7/1/2027	48,000	53,554
Healthpeak Properties, Inc. 3.00%, 1/15/2030	37,000	38,600
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	80,000	82,912
Life Storage LP 2.20%, 10/15/2030	88,000	85,250
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	67,000	71,941
4.50%, 9/1/2026	95,000	100,464
National Retail Properties, Inc. 3.60%, 12/15/2026	39,000	42,642
Prologis LP 2.13%, 10/15/2050	95,000	77,660
Realty Income Corp.
4.13%, 10/15/2026	44,000	49,829
3.25%, 1/15/2031	9,000	9,621
RHP Hotel Properties LP 4.75%, 10/15/2027	75,000	76,182
SBA Communications Corp. 3.13%, 2/1/2029 (a)	75,000	72,000
Simon Property Group LP 3.25%, 9/13/2049	31,000	29,508
VICI Properties LP
3.50%, 2/15/2025 (a)	90,000	91,674
4.25%, 12/1/2026 (a)	30,000	30,863
4.63%, 12/1/2029 (a)	20,000	20,807
WP Carey, Inc. 2.25%, 4/1/2033	45,000	42,379

		1,636,613

Food & Staples Retailing — 0.5%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	15,000	14,721
1.30%, 2/10/2028 (a)	12,000	11,579
2.50%, 2/10/2041 (a)	14,000	12,590
Albertsons Cos., Inc.
5.75%, 3/15/2025	10,000	10,250
4.63%, 1/15/2027 (a)	285,000	294,975
4.88%, 2/15/2030 (a)	20,000	20,844
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	5,000	4,995
3.63%, 5/13/2051 (a)	10,000	10,049
Rite Aid Corp. 8.00%, 11/15/2026 (a)	120,000	124,563

Investments	Principal Amount($)	Value($)
Sysco Corp.
2.40%, 2/15/2030	45,000	45,287
5.95%, 4/1/2030	90,000	114,642
3.30%, 2/15/2050	110,000	107,015

		771,510

Food Products — 0.4%
Campbell Soup Co. 4.15%, 3/15/2028	20,000	22,603
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	50,000	52,250
JBS USA LUX SA 6.50%, 4/15/2029 (a)	80,000	89,501
Kraft Heinz Foods Co.
3.00%, 6/1/2026	24,000	25,341
4.63%, 1/30/2029	35,000	39,581
5.00%, 6/4/2042	50,000	58,088
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	65,000	67,330
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	64,000	72,370
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	75,000	78,386
5.50%, 12/15/2029 (a)	25,000	26,702
4.63%, 4/15/2030 (a)	30,000	30,171
Tyson Foods, Inc. 4.35%, 3/1/2029	59,000	68,171

		630,494

Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	23,000	25,271
5.88%, 8/20/2026	10,000	11,147
Atmos Energy Corp. 5.50%, 6/15/2041	52,000	68,029
Boston Gas Co.
3.00%, 8/1/2029 (a)	37,000	38,640
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	33,000	33,748

		176,835

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 1.15%, 1/30/2028	20,000	19,476
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	110,000	114,489
Becton Dickinson and Co.
3.70%, 6/6/2027	125,000	139,330
3.79%, 5/20/2050	65,000	69,519
Hologic, Inc. 3.25%, 2/15/2029 (a)	30,000	29,250
Teleflex, Inc. 4.63%, 11/15/2027	20,000	21,284
Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	20,000	21,684

		415,032

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	45,000	47,700
Centene Corp.
5.38%, 6/1/2026 (a)	54,000	56,252
4.63%, 12/15/2029	280,000	302,240
Cigna Corp.
4.38%, 10/15/2028	200,000	230,762
2.38%, 3/15/2031	70,000	69,776
CommonSpirit Health
1.55%, 10/1/2025	13,000	13,149
2.78%, 10/1/2030	13,000	13,274
3.91%, 10/1/2050	15,000	15,722
Community Health Systems, Inc. 5.63%, 3/15/2027 (a)	120,000	125,700
CVS Health Corp.
2.88%, 6/1/2026	10,000	10,730
4.30%, 3/25/2028	55,000	63,023
1.88%, 2/28/2031	75,000	71,449
4.78%, 3/25/2038	50,000	59,536
2.70%, 8/21/2040	50,000	46,645
DaVita, Inc. 4.63%, 6/1/2030 (a)	125,000	127,486
Encompass Health Corp.
4.50%, 2/1/2028	85,000	87,762
4.75%, 2/1/2030	40,000	41,950
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	20,000	13,774
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/1/2041	50,000	47,440
HCA, Inc.
5.25%, 6/15/2026	60,000	69,755
5.38%, 9/1/2026	155,000	175,344
4.50%, 2/15/2027	210,000	238,328
5.63%, 9/1/2028	345,000	401,062
5.88%, 2/1/2029	25,000	29,344
3.50%, 9/1/2030	25,000	25,693
5.50%, 6/15/2047	25,000	31,407
MidMichigan Health Series 2020, 3.41%, 6/1/2050	10,000	10,266
MultiCare Health System 2.80%, 8/15/2050	10,000	9,458
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	5,000	4,424
Quest Diagnostics, Inc. 2.95%, 6/30/2030	15,000	15,611
Tenet Healthcare Corp.
4.63%, 9/1/2024 (a)	140,000	143,150
4.88%, 1/1/2026 (a)	125,000	129,062
5.13%, 11/1/2027 (a)	10,000	10,438

Investments	Principal Amount($)	Value($)
UnitedHealth Group, Inc.
3.38%, 4/15/2027	91,000	100,922
3.05%, 5/15/2041	90,000	91,352
4.63%, 11/15/2041	132,000	164,846
3.25%, 5/15/2051	105,000	107,220
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	75,000	74,127

		3,276,179

Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada)
5.75%, 4/15/2025 (a)	50,000	52,812
3.88%, 1/15/2028 (a)	17,000	17,064
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	85,000	87,797
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	75,000	78,658
Cedar Fair LP 5.38%, 4/15/2027	50,000	51,300
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	14,000	14,595
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	25,000	26,319
4.88%, 1/15/2030	60,000	63,846
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	20,000	21,000
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	20,000	20,840
MGM Resorts International 5.50%, 4/15/2027	41,000	44,480
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	26,000	26,780
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	90,000	96,774
Starbucks Corp. 3.35%, 3/12/2050	5,000	4,960
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	85,000	88,422
Station Casinos LLC 5.00%, 10/1/2025 (a)	18,000	18,360
Travel + Leisure Co. 5.65%, 4/1/2024 (f)	25,000	27,282
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	70,000	74,375
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	75,000	79,969
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	15,000	15,538
Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	35,000	38,063

		949,234

Household Durables — 0.2%
Lennar Corp. 4.50%, 4/30/2024	6,000	6,568

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
MDC Holdings, Inc.
3.85%, 1/15/2030	65,000	69,680
2.50%, 1/15/2031	51,000	49,503
Newell Brands, Inc.
4.70%, 4/1/2026 (f)	55,000	61,806
5.87%, 4/1/2036 (f)	50,000	62,072
Tempur Sealy International, Inc. 5.50%, 6/15/2026	80,000	82,279
Toll Brothers Finance Corp. 4.88%, 11/15/2025	13,000	14,597

		346,505

Household Products — 0.2%
Central Garden & Pet Co. 5.13%, 2/1/2028	95,000	99,869
Energizer Holdings, Inc. 4.38%, 3/31/2029 (a)	105,000	103,685
Kimberly-Clark Corp. 3.20%, 4/25/2029	39,000	42,867
Spectrum Brands, Inc.
5.75%, 7/15/2025	5,000	5,125
5.00%, 10/1/2029 (a)	95,000	100,225

		351,771

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	47,000	48,376
5.13%, 3/15/2028 (a)	55,000	55,413
Exelon Generation Co. LLC 3.25%, 6/1/2025	37,000	39,895

		143,684

Industrial Conglomerates — 0.1%
General Electric Co.
4.13%, 10/9/2042	40,000	44,361
4.35%, 5/1/2050	50,000	56,975
Roper Technologies, Inc. 1.75%, 2/15/2031	15,000	14,101

		115,437

Insurance — 0.5%
Aflac, Inc. 3.25%, 3/17/2025	21,000	22,726
Allstate Corp. (The) 5.35%, 6/1/2033	23,000	29,376
Athene Global Funding
0.95%, 1/8/2024 (a)	30,000	30,142
1.45%, 1/8/2026 (a)	20,000	19,974
2.95%, 11/12/2026 (a)	44,000	46,930
Berkshire Hathaway Finance Corp.
4.25%, 1/15/2049	29,000	34,675
2.85%, 10/15/2050	60,000	57,244
Jackson National Life Global Funding 2.50%, 6/27/2022 (a)	47,000	48,120
Lincoln National Corp. 3.35%, 3/9/2025	30,000	32,542
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	47,495

Investments	Principal Amount($)	Value($)
MetLife, Inc. 4.13%, 8/13/2042	79,000	91,362
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	54,947
New York Life Insurance Co. 3.75%, 5/15/2050 (a)	60,000	63,959
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a)(b)	27,000	29,884
Principal Financial Group, Inc. 3.70%, 5/15/2029	45,000	49,881
Progressive Corp. (The) 4.35%, 4/25/2044	42,000	50,775
Prudential Financial, Inc.
3.88%, 3/27/2028	50,000	56,736
3.91%, 12/7/2047	20,000	22,193
Travelers Cos., Inc. (The) 5.35%, 11/1/2040	46,000	62,531
W R Berkley Corp. 3.55%, 3/30/2052	45,000	45,661

		897,153

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 3.15%, 8/22/2027	201,000	221,777
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	13,000	14,208

		235,985

IT Services — 0.2%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	90,000	88,538
Gartner, Inc. 3.75%, 10/1/2030 (a)	70,000	70,266
Global Payments, Inc. 2.90%, 5/15/2030	40,000	41,011
International Business Machines Corp. 5.60%, 11/30/2039	66,000	88,665
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	20,000	20,550

		309,030

Leisure Products — 0.0% (e)
Mattel, Inc.
6.75%, 12/31/2025 (a)	9,000	9,472
5.88%, 12/15/2027 (a)	65,000	71,338

		80,810

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 2.60%, 10/1/2029	91,000	94,232

Machinery — 0.3%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	65,000	68,340

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Caterpillar, Inc. 4.30%, 5/15/2044	78,000	94,775
Otis Worldwide Corp. 2.06%, 4/5/2025	30,000	31,136
Parker-Hannifin Corp. 3.25%, 3/1/2027	92,000	101,019
Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	200,000	208,000

		503,270

Media — 2.1%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	200,000	208,294
AMC Networks, Inc. 5.00%, 4/1/2024	4,000	4,042
Charter Communications Operating LLC
2.30%, 2/1/2032	110,000	103,246
6.38%, 10/23/2035	50,000	65,312
3.50%, 6/1/2041	75,000	71,551
4.80%, 3/1/2050	85,000	93,289
3.70%, 4/1/2051	92,000	86,402
3.90%, 6/1/2052	25,000	23,967
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	16,000	16,792
5.13%, 8/15/2027 (a)	97,000	97,941
Comcast Corp.
4.25%, 10/15/2030	94,000	108,931
1.95%, 1/15/2031	207,000	200,675
3.90%, 3/1/2038	95,000	106,448
3.25%, 11/1/2039	133,000	137,133
4.75%, 3/1/2044	222,000	275,204
3.40%, 7/15/2046	15,000	15,510
4.00%, 3/1/2048	45,000	50,569
2.45%, 8/15/2052	105,000	90,495
2.65%, 8/15/2062	65,000	56,333
Cox Communications, Inc.
1.80%, 10/1/2030 (a)	65,000	61,027
2.95%, 10/1/2050 (a)	25,000	22,400
CSC Holdings LLC 5.50%, 4/15/2027 (a)	200,000	210,000
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	35,000	25,900
Discovery Communications LLC
3.63%, 5/15/2030	50,000	53,434
4.00%, 9/15/2055 (a)	60,000	59,396
DISH DBS Corp.
6.75%, 6/1/2021	20,000	20,000
5.88%, 11/15/2024	146,000	155,408
7.75%, 7/1/2026	115,000	130,634
iHeartCommunications, Inc.
6.38%, 5/1/2026	25,000	26,705
8.38%, 5/1/2027	25,000	26,733
5.25%, 8/15/2027 (a)	75,000	77,625

Investments	Principal Amount($)	Value($)
Lamar Media Corp.
3.75%, 2/15/2028	40,000	40,360
4.00%, 2/15/2030	35,000	35,185
Meredith Corp. 6.50%, 7/1/2025 (a)	85,000	91,566
Midcontinent Communications 5.38%, 8/15/2027 (a)	15,000	15,600
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	40,000	42,300
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	25,000	26,500
5.00%, 8/15/2027 (a)	21,000	21,772
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	70,000	68,075
Sinclair Television Group, Inc.
4.13%, 12/1/2030 (a)	65,000	63,213
Sirius XM Radio, Inc.
5.38%, 7/15/2026 (a)	30,000	30,941
5.00%, 8/1/2027 (a)	110,000	114,950
5.50%, 7/1/2029 (a)	65,000	70,363
TEGNA, Inc.
5.00%, 9/15/2029	25,000	25,594
ViacomCBS, Inc.
4.20%, 5/19/2032	87,000	97,967
4.38%, 3/15/2043	30,000	32,629
5.85%, 9/1/2043	5,000	6,468
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (b)	18,000	18,348
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	37,000	40,376
5.13%, 4/15/2027 (a)	25,000	26,125

		3,549,728

Metals & Mining — 0.7%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	200,000	216,736
Allegheny Technologies, Inc. 5.88%, 12/1/2027	60,000	63,525
Arconic Corp.
6.00%, 5/15/2025 (a)	40,000	42,713
6.13%, 2/15/2028 (a)	60,000	63,862
Cleveland-Cliffs, Inc. 6.75%, 3/15/2026 (a)	90,000	97,197
Commercial Metals Co. 4.88%, 5/15/2023	28,000	29,505
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	45,000	47,475
5.45%, 3/15/2043	95,000	114,713
Glencore Funding LLC (Australia)
1.63%, 9/1/2025 (a)	24,000	24,230
2.50%, 9/1/2030 (a)	37,000	36,244
2.85%, 4/27/2031 (a)	185,000	184,455
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	85,000	86,836

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Rio Tinto Finance USA Ltd. (Australia) 7.13%, 7/15/2028	59,000	79,480
Teck Resources Ltd. (Canada)
6.13%, 10/1/2035	20,000	25,056
5.40%, 2/1/2043	20,000	23,803
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	25,000	26,427
8.25%, 1/17/2034	45,000	65,019

		1,227,276

Multiline Retail — 0.1%
Macy’s, Inc.
8.38%, 6/15/2025 (a)	100,000	110,500

Multi-Utilities — 0.3%
Ameren Corp. 3.50%, 1/15/2031	211,000	228,791
Berkshire Hathaway Energy Co.
5.15%, 11/15/2043	94,000	119,798
2.85%, 5/15/2051	40,000	36,746
Consolidated Edison Co. of New York, Inc. Series A, 4.13%, 5/15/2049	41,000	46,171
Puget Sound Energy, Inc. 5.76%, 7/15/2040	90,000	121,420

		552,926

Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Partners LP 7.88%, 5/15/2026 (a)	80,000	88,688
Antero Resources Corp.
5.63%, 6/1/2023	35,000	35,000
5.00%, 3/1/2025	85,000	87,049
Apache Corp. 3.25%, 4/15/2022	65,000	65,637
BP Capital Markets America, Inc.
3.02%, 1/16/2027	106,000	114,515
3.94%, 9/21/2028	20,000	22,681
4.23%, 11/6/2028	265,000	304,404
3.00%, 2/24/2050	99,000	91,782
2.77%, 11/10/2050	55,000	49,207
2.94%, 6/4/2051	15,000	13,864
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b)(c)(d)	85,000	90,206
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b)(c)(d)	155,000	167,124
Buckeye Partners LP
3.95%, 12/1/2026	10,000	10,150
4.13%, 12/1/2027	45,000	44,775

Investments	Principal Amount($)	Value($)
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	50,000	57,058
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	65,000	74,679
5.13%, 6/30/2027	75,000	87,011
Cheniere Energy Partners LP
5.63%, 10/1/2026	55,000	57,269
4.50%, 10/1/2029	45,000	47,587
Chevron Corp.
2.00%, 5/11/2027	21,000	21,808
2.98%, 5/11/2040	21,000	21,134
Chevron USA, Inc.
3.85%, 1/15/2028	120,000	136,829
2.34%, 8/12/2050	160,000	137,859
Cimarex Energy Co. 3.90%, 5/15/2027	30,000	32,967
Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	97,000	100,395
Continental Resources, Inc. 5.75%, 1/15/2031 (a)	75,000	88,015
DCP Midstream Operating LP 5.38%, 7/15/2025	85,000	93,109
Diamondback Energy, Inc. 3.25%, 12/1/2026	18,000	19,374
Enable Midstream Partners LP 4.15%, 9/15/2029	209,000	225,065
Energy Transfer LP
4.25%, 3/15/2023	340,000	357,969
5.80%, 6/15/2038	100,000	119,121
5.35%, 5/15/2045	45,000	50,452
EnLink Midstream Partners LP
4.40%, 4/1/2024	8,000	8,305
5.60%, 4/1/2044	9,000	8,048
Enterprise Products Operating LLC 2.80%, 1/31/2030	37,000	38,498
EOG Resources, Inc. 4.38%, 4/15/2030	20,000	23,284
EQM Midstream Partners LP 4.00%, 8/1/2024	85,000	86,968
EQT Corp. 7.63%, 2/1/2025 (f)	80,000	93,432
Exxon Mobil Corp.
2.99%, 3/19/2025	18,000	19,433
3.00%, 8/16/2039	65,000	64,891
3.10%, 8/16/2049	75,000	73,122
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	15,000	15,012
4.32%, 12/30/2039 (a)	20,000	20,070
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	44,000	44,913
2.60%, 10/15/2025 (a)	22,000	22,668

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
HollyFrontier Corp.
2.63%, 10/1/2023	10,000	10,337
5.88%, 4/1/2026	5,000	5,771
Marathon Oil Corp. 3.85%, 6/1/2025	25,000	27,196
MEG Energy Corp. (Canada)
6.50%, 1/15/2025 (a)	8,000	8,270
7.13%, 2/1/2027 (a)	5,000	5,363
MPLX LP 1.75%, 3/1/2026	95,000	96,259
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	95,000	98,857
NGPL PipeCo LLC
4.38%, 8/15/2022 (a)	5,000	5,178
3.25%, 7/15/2031 (a)	10,000	10,135
NuStar Logistics LP
5.75%, 10/1/2025	60,000	63,862
5.63%, 4/28/2027	20,000	21,129
Occidental Petroleum Corp.
2.70%, 8/15/2022	37,000	37,215
2.90%, 8/15/2024	225,000	224,438
6.63%, 9/1/2030	95,000	108,862
PBF Holding Co. LLC 6.00%, 2/15/2028	20,000	14,750
Pioneer Natural Resources Co. 1.13%, 1/15/2026	20,000	19,823
Range Resources Corp. 4.88%, 5/15/2025	45,000	45,788
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	69,000	78,215
Southwestern Energy Co.
6.45%, 1/23/2025 (f)	10,000	10,952
7.50%, 4/1/2026	15,000	15,847
7.75%, 10/1/2027	55,000	59,714
Spectra Energy Partners LP 4.50%, 3/15/2045	15,000	16,843
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	83,000	116,301
Sunoco LP 5.50%, 2/15/2026	22,000	22,669
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (a)	8,000	8,158
Targa Resources Partners LP
5.88%, 4/15/2026	100,000	104,750
6.88%, 1/15/2029	165,000	183,159
Total Capital International SA (France)
3.46%, 2/19/2029	135,000	148,532
3.46%, 7/12/2049	84,000	87,245
3.13%, 5/29/2050	30,000	29,028
TransCanada PipeLines Ltd. (Canada)
3.75%, 10/16/2023	90,000	96,086
5.10%, 3/15/2049	48,000	60,460
Valero Energy Corp. 2.15%, 9/15/2027	25,000	25,128

Investments	Principal Amount($)	Value($)
Western Midstream Operating LP 4.75%, 8/15/2028	30,000	32,139
Williams Cos., Inc. (The) 5.40%, 3/4/2044	50,000	60,985
WPX Energy, Inc. 5.75%, 6/1/2026	85,000	88,672

		5,479,543

Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	70,000	74,375
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	83,000	86,089

		160,464

Pharmaceuticals — 0.9%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	23,000	23,460
Astrazeneca Finance LLC (United Kingdom) 2.25%, 5/28/2031	30,000	30,024
AstraZeneca plc (United Kingdom)
1.38%, 8/6/2030	60,000	56,294
2.13%, 8/6/2050	110,000	90,632
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	263,000	284,040
8.50%, 1/31/2027 (a)	8,000	8,570
Bausch Health Cos., Inc.
7.00%, 3/15/2024 (a)	47,000	47,982
5.50%, 11/1/2025 (a)	55,000	56,460
5.75%, 8/15/2027 (a)	30,000	31,275
5.00%, 1/30/2028 (a)	30,000	28,125
5.00%, 2/15/2029 (a)	175,000	160,563
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	40,000	44,278
1.45%, 11/13/2030	15,000	14,250
4.13%, 6/15/2039	164,000	193,348
2.35%, 11/13/2040	20,000	18,645
5.00%, 8/15/2045	33,000	43,282
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	80,000	81,600
Pfizer, Inc. 3.60%, 9/15/2028	186,000	208,785
Royalty Pharma plc
1.20%, 9/2/2025 (a)	16,000	15,873
1.75%, 9/2/2027 (a)	15,000	14,857
Zoetis, Inc. 2.00%, 5/15/2030	25,000	24,421

		1,476,764

Real Estate Management & Development — 0.0% (e)
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	75,000	76,831

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Road & Rail — 0.3%
Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a)	51,000	51,956
Burlington Northern Santa Fe LLC
4.70%, 9/1/2045	45,000	56,456
3.55%, 2/15/2050	48,000	51,803
3.05%, 2/15/2051	55,000	54,989
Canadian National Railway Co. (Canada) 2.45%, 5/1/2050	75,000	64,311
CSX Corp.
3.25%, 6/1/2027	20,000	21,891
2.50%, 5/15/2051	120,000	104,381
Norfolk Southern Corp.
3.95%, 10/1/2042	20,000	21,999
3.05%, 5/15/2050	55,000	52,708
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	46,000	45,685

		526,179

Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	7,000	7,546
Analog Devices, Inc. 3.50%, 12/5/2026	25,000	27,703
Broadcom Corp. 3.88%, 1/15/2027	210,000	230,711
Broadcom, Inc.
4.11%, 9/15/2028	40,000	44,194
4.15%, 11/15/2030	100,000	109,482
Microchip Technology, Inc. 0.97%, 2/15/2024 (a)	25,000	25,047
NXP BV (China) 3.25%, 5/11/2041 (a)	45,000	45,018
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	75,000	76,125
Qorvo, Inc. 4.38%, 10/15/2029	50,000	54,495

		620,321

Software — 0.7%
Nuance Communications, Inc. 5.63%, 12/15/2026	83,000	87,316
Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	14,000	14,452
Oracle Corp.
2.65%, 7/15/2026	233,000	246,573
2.30%, 3/25/2028	15,000	15,319
2.95%, 4/1/2030	100,000	104,115
2.88%, 3/25/2031	310,000	317,572
3.65%, 3/25/2041	15,000	15,291
3.95%, 3/25/2051	205,000	212,893
4.38%, 5/15/2055	55,000	60,257
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	40,000	42,364

		1,116,152

Investments	Principal Amount($)	Value($)
Specialty Retail — 0.6%
Gap, Inc. (The) 8.63%, 5/15/2025 (a)	60,000	66,225
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	70,000	70,438
Home Depot, Inc. (The)
3.90%, 12/6/2028	112,000	128,234
4.25%, 4/1/2046	151,000	180,429
2.38%, 3/15/2051	80,000	70,364
L Brands, Inc.
5.63%, 10/15/2023	10,000	10,850
7.50%, 6/15/2029	65,000	74,750
6.88%, 11/1/2035	60,000	72,300
Lowe’s Cos., Inc. 1.70%, 10/15/2030	170,000	160,789
O’Reilly Automotive, Inc. 1.75%, 3/15/2031	23,000	21,699
Penske Automotive Group, Inc. 5.50%, 5/15/2026	80,000	82,382
Staples, Inc.
7.50%, 4/15/2026 (a)	35,000	36,302
10.75%, 4/15/2027 (a)	23,000	23,546

		998,308

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
2.20%, 9/11/2029	46,000	47,145
3.45%, 2/9/2045	65,000	69,542
4.38%, 5/13/2045	129,000	157,326
2.65%, 2/8/2051	45,000	42,033
2.80%, 2/8/2061	35,000	32,094
Dell International LLC
4.90%, 10/1/2026 (a)	30,000	34,442
5.30%, 10/1/2029 (a)	25,000	29,599
EMC Corp. 3.38%, 6/1/2023	56,000	57,753
NCR Corp.
5.75%, 9/1/2027 (a)	50,000	52,625
6.13%, 9/1/2029 (a)	66,000	71,707
Western Digital Corp. 4.75%, 2/15/2026	71,000	78,969
Xerox Corp. 4.38%, 3/15/2023 (f)	13,000	13,501

		686,736

Textiles, Apparel & Luxury Goods — 0.0% (e)
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	13,000	13,805
4.88%, 5/15/2026 (a)	20,000	21,421

		35,226

Thrifts & Mortgage Finance — 0.3%
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a)(b)	250,000	251,803

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (a)	13,000	13,228
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	75,000	77,344
Quicken Loans LLC 3.63%, 3/1/2029 (a)	120,000	116,958

		459,333

Tobacco — 0.6%
Altria Group, Inc.
3.40%, 5/6/2030	162,000	169,011
2.45%, 2/4/2032	80,000	75,742
3.40%, 2/4/2041	15,000	13,766
3.88%, 9/16/2046	95,000	90,465
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	315,000	334,626
4.39%, 8/15/2037	100,000	103,770
Philip Morris International, Inc.
3.13%, 3/2/2028	49,000	52,796
2.10%, 5/1/2030	175,000	171,027
4.38%, 11/15/2041	10,000	11,465

		1,022,668

Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.38%, 7/1/2025	192,000	206,133
1.88%, 8/15/2026	50,000	49,813
Aviation Capital Group LLC 1.95%, 1/30/2026 (a)	50,000	49,673
United Rentals North America, Inc. 5.25%, 1/15/2030	240,000	261,916
WESCO Distribution, Inc.
5.38%, 6/15/2024	13,000	13,211
7.13%, 6/15/2025 (a)	105,000	113,394

		694,140

Transportation Infrastructure — 0.0% (e)
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	12,000	11,823

Wireless Telecommunication Services — 0.5%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	45,000	50,108
6.63%, 8/1/2026	15,000	16,631
Sprint Corp.
7.88%, 9/15/2023	8,000	9,065
7.13%, 6/15/2024	30,000	34,575
7.63%, 3/1/2026	155,000	188,325
T-Mobile USA, Inc.
1.50%, 2/15/2026	110,000	110,249
4.75%, 2/1/2028	10,000	10,688
2.05%, 2/15/2028	80,000	79,635
3.88%, 4/15/2030	165,000	180,850
4.38%, 4/15/2040	75,000	83,911

Investments	Principal Amount($)	Value($)
4.50%, 4/15/2050	45,000	50,925
3.30%, 2/15/2051	65,000	61,158

		876,120

TOTAL CORPORATE BONDS (Cost $63,932,207)		64,456,179

ASSET-BACKED SECURITIES — 19.1%
Affirm Asset Securitization Trust Series 2021-A, Class C, 1.66%, 8/15/2025 ‡(a)	500,000	502,907
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡(a)(f)	270,740	270,566
American Credit Acceptance Receivables Trust Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	280,000	294,509
American Homes 4 Rent
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡(a)	150,000	165,188
Series 2015-SFR1, Class F, 5.89%, 4/17/2052 ‡(a)	400,000	442,844
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.20%, 12/17/2036 ‡(a)	125,000	133,760
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	93,008	101,104
AmeriCredit Automobile Receivables Trust Series 2017-2, Class D, 3.42%, 4/18/2023	250,000	254,184
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	500,000	511,257
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡(a)	375,000	393,314
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡(a)	350,000	353,019
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037‡(a)	425,000	423,718
Aqua Finance Trust Series 2019-A, Class B, 3.47%, 7/16/2040 ‡(a)	246,000	259,265
Avid Automobile Receivables Trust Series 2019-1, Class D, 4.03%, 7/15/2026 (a)	300,000	305,144
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	178,329	184,824

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Business Jet Securities LLC
Series 2021-1A, Class B, 2.92%, 4/15/2036 (a)	561,855	567,354
Series 2021-1A, Class C, 5.07%, 4/15/2036 (a)	380,287	385,226
CarNow Auto Receivables Trust Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	200,000	201,102
Carvana Auto Receivables Trust
Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	500,000	507,423
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	110,000	114,630
Cascade MH Asset Trust Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡(a)(h)	401,843	397,059
CPS Auto Receivables Trust
Series 2017-C, Class D, 3.79%, 6/15/2023 (a)	44,020	44,457
Series 2020-B, Class C, 3.30%, 4/15/2026 (a)	400,000	413,282
Credit Acceptance Auto Loan Trust Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	750,000	773,606
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	252,669
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	674	718
Series 2019-1, Class AA, 3.20%, 4/25/2024	15,000	15,733
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	552,607	556,363
Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	484,743	494,913
Drive Auto Receivables Trust Series 2020-2, Class D, 3.05%, 5/15/2028	750,000	788,213
DT Auto Owner Trust Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	500,000	542,916
Exeter Automobile Receivables Trust
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	250,000	259,031
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	400,000	430,705
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	516,196	516,608

Investments	Principal Amount($)	Value($)
Finance of America HECM Buyout
Series 2021-HB1, Class A, 0.88%, 2/25/2031 ‡(a)(h)	422,811	423,072
Series 2021-HB1, Class M2, 2.08%, 2/25/2031 ‡(a)(h)	150,000	149,799
First Investors Auto Owner Trust Series 2017-1A, Class D, 3.60%, 4/17/2023 (a)	81,000	81,715
FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 9/17/2025 ‡(a)	500,000	517,768
Flagship Credit Auto Trust
Series 2017-2, Class C, 2.96%, 7/15/2023 (a)	15,714	15,748
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	280,000	285,966
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,095,874	1,194,799
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡(a)	300,000	327,524
Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡(a)	150,000	165,659
Series 2021-1A, Class C, 2.99%, 5/15/2041 ‡(a)	536,000	542,030
FREED ABS Trust Series 2021-2, Class C, 1.94%, 6/19/2028 (a)	200,000	200,616
Genesis Private Label Amortizing Trust Series 2020-1, Class B, 2.83%, 7/20/2030 (a)	220,000	220,817
Genesis Sales Finance Master Trust Series 2020-AA, Class C, 2.99%, 9/22/2025 (a)	300,000	302,656
GLS Auto Receivables Trust Series 2018-3A, Class B, 3.78%, 8/15/2023 (a)	71,759	72,423
Hertz Vehicle Financing II LP Series 2019-3A, Class B, 3.03%, 12/26/2025 (a)	101,000	101,669
Hilton Grand Vacations Trust Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡(a)	365,368	401,299
HIN Timeshare Trust
Series 2020-A, Class D, 5.50%, 10/9/2039 ‡(a)	161,760	169,071
Lendmark Funding Trust
Series 2018-2A, Class A, 4.23%, 4/20/2027 (a)	118,000	119,693
Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡(a)	100,000	102,425
Series 2019-2A, Class D, 5.24%, 4/20/2028 (a)	700,000	723,649

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
LL ABS Trust Series 2020-1A, Class B, 3.79%, 1/17/2028‡(a)	350,000	360,824
LP LMS Asset Securitization Trust 6.17%, 10/15/2028	550,000	551,031
Mariner Finance Issuance Trust Series 2021-AA, Class D, 3.83%, 3/20/2036 ‡(a)	351,000	361,767
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	600,000	602,198
Series 2021-1A, Class B, 2.33%, 3/20/2026 (a)	200,000	200,606
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 ‡(a)	277,466	295,074
Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡(a)	120,949	123,211
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡(a)	72,352	74,300
Nationstar HECM Loan Trust Series 2020-1A, Class A1, 1.27%, 9/25/2030 (a)(h)	258,587	259,195
NMEF Funding LLC Series 2021-A, Class C, 2.58%, 12/15/2027 ‡(a)	600,000	600,868
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	344,078	348,186
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	516,545	514,577
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	300,000	300,168
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	348,000	351,867
Octane Receivables Trust Series 2020-1A, Class C, 2.89%, 3/20/2026 ‡(a)	350,000	359,882
Oportun Funding LLC Series 2020-1, Class A, 2.20%, 5/15/2024 (a)	298,293	299,925
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	100,000	100,280
Series 2021-A, Class C, 3.44%, 3/8/2028 ‡(a)	380,000	379,814

Investments	Principal Amount($)	Value($)
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	400,000	402,613
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	100,000	100,577
Pagaya AI Debt Selection Trust Series 2021-1, Class B, 2.13%, 11/15/2027 ‡(a)	500,000	501,675
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	115,000	118,818
Pretium Mortgage Credit Partners I LLC Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡(a)(f)	215,999	218,231
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡(a)	450,000	452,311
Progress Residential Trust
Series 2020-SFR3, Class E, 2.30%, 10/17/2027 ‡(a)	300,000	299,087
Series 2018-SFR2, Class D, 4.34%, 8/17/2035 ‡(a)	100,000	100,545
Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡(a)	100,000	101,421
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡(a)	750,000	776,490
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 ‡(a)	400,000	403,245
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a)(h)	143,711	137,277
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/2030 ‡(a)	300,000	307,799
Series 2021-1, Class D, 5.07%, 3/17/2031 ‡(a)	500,000	497,363
Santander Drive Auto Receivables Trust
Series 2019-1, Class C, 3.42%, 4/15/2025	68,703	69,345
Series 2021-2, Class D, 1.35%, 7/15/2027	400,000	400,580
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	150,000	158,080
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class D, 3.17%, 11/20/2037 ‡(a)	679,200	686,357

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026 (a)	101,682	102,048
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 ‡(a)	300,000	314,386
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	133,909	140,615
Series 2016-2, Class A, 3.10%, 10/7/2028	8,150	8,237
Series 2018-1, Class A, 3.70%, 3/1/2030	13,252	13,492
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	15,302	16,212
USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	500,000	510,181
VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡(a)(f)	434,148	435,188
Veros Auto Receivables Trust Series 2021-1, Class B, 1.49%, 10/15/2026 (a)	300,000	300,082
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 ‡(a)(f)	253,470	254,520
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡(a)	230,941	244,334

TOTAL ASSET-BACKED SECURITIES (Cost $31,468,610)		32,130,891

MORTGAGE-BACKED SECURITIES — 15.2%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	116,741	129,867
FHLMC Gold Pools, Other Pool # N31271, 4.50%, 1/1/2036	21,103	22,744
FHLMC UMBS, 30 Year Pool # QA5045, 4.00%, 11/1/2049	122,455	130,911
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	586,317	638,800
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	150,929	167,288

Investments	Principal Amount($)	Value($)
Pool # AL4244, 4.00%, 7/1/2042	163,685	182,449
Pool # BM1164, 3.50%, 12/1/2045	139,000	149,146
Pool # MA3073, 4.50%, 7/1/2047	38,151	41,561
Pool # BK4769, 5.00%, 8/1/2048	670,154	739,622
Pool # BN5013, 5.00%, 1/1/2049	172,728	194,218
Pool # BO1073, 4.50%, 6/1/2049	88,929	96,230
Pool # BO3039, 3.00%, 7/1/2049	173,684	182,742
Pool # BN6475, 4.00%, 7/1/2049	64,499	69,076
Pool # BO2562, 4.00%, 7/1/2049	142,837	153,081
Pool # BO4519, 4.00%, 8/1/2049	13,247	14,194
Pool # BO2203, 3.50%, 9/1/2049	468,409	494,629
FNMA, Other
Pool # AM8846, 2.68%, 5/1/2025	146,926	157,411
Pool # AM0414, 2.87%, 9/1/2027	400,000	438,829
Pool # AN7560, 2.90%, 12/1/2027	188,678	206,610
Pool # BL2367, 3.48%, 5/1/2029	551,026	622,469
Pool # BS1577, 1.82%, 2/1/2030	868,000	887,120
Pool # 387898, 3.71%, 8/1/2030	750,000	861,404
Pool # BL9645, 1.50%, 1/1/2031	100,000	98,499
Pool # BL9627, 1.56%, 1/1/2031	500,000	495,187
Pool # BS1731, 1.82%, 1/1/2031	998,752	1,016,396
Pool # BL6367, 1.82%, 4/1/2032	330,000	332,787
Pool # AN9725, 3.76%, 7/1/2033	105,320	122,010
Pool # MA1072, 3.50%, 5/1/2042	16,175	17,439
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 7/25/2036 (i)	1,410,000	1,454,779
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 7/25/2051 (i)	5,725,000	5,769,393
TBA, 2.50%, 8/25/2051 (i)	2,240,000	2,308,819

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	71,194	75,771
Pool # BB3525, 4.00%, 9/20/2047	35,954	38,653
Pool # BM2418, 4.00%, 8/20/2049	40,069	43,544
Pool # BN7049, 4.50%, 8/20/2049	218,042	242,717
Pool # BP7160, 4.50%, 9/20/2049	89,645	99,715
Pool # MA7136, 2.50%, 1/20/2051	6,059,514	6,278,496
Pool # CC9803, 4.00%, 4/20/2051	419,426	452,223

TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,292,848)		25,426,829

U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bonds
4.50%, 8/15/2039	178,000	244,222
1.13%, 5/15/2040	240,000	200,072
4.38%, 5/15/2040	370,000	502,983
3.75%, 11/15/2043	668,000	849,612
3.00%, 11/15/2045	673,000	766,615
3.38%, 11/15/2048	1,124,000	1,377,954
2.38%, 11/15/2049	486,000	494,315
2.00%, 2/15/2050	1,097,000	1,027,195
1.63%, 11/15/2050	700,000	598,062
1.88%, 2/15/2051	382,000	347,322
U.S. Treasury Notes
2.13%, 2/29/2024	156,000	163,952
1.13%, 2/28/2025	565,000	577,955
1.50%, 8/15/2026	434,000	447,851
1.25%, 3/31/2028	180,000	180,141
1.25%, 4/30/2028	4,100,000	4,098,719
1.50%, 2/15/2030	780,000	779,909
0.88%, 11/15/2030	430,000	403,528
U.S. Treasury STRIPS Bonds
1.03%, 5/15/2033(j)	1,467,000	1,158,663
1.16%, 8/15/2039(j)	1,297,000	879,114
2.24%, 8/15/2041(j)	207,000	127,748
2.16%, 11/15/2041(j)	845,000	532,009
2.47%, 2/15/2042(j)	718,000	436,882
1.38%, 2/15/2045(j)	649,000	372,056
3.35%, 8/15/2048(j)	876,000	460,620

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,102,778)		17,027,499

Investments	Principal Amount($)	Value($)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.4%
ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class B, 1.50%, 12/18/2037 ‡(a)(h)	250,000	248,751
BAMLL Re-REMIC Trust Series 2014-FRR5, Class AK37, 2.48%, 1/27/2047 (a)(h)	600,000	600,238
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.40%, 9/15/2036 ‡(a)(h)	150,000	149,248
FHLMC Series K-1520, Class X1, IO, 0.47%, 2/25/2036 ‡(h)	4,499,532	239,605
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 2.01%, 1/25/2051 (a)(h)	514,210	518,371
Series 2021-MN1, Class M2, 3.76%, 1/25/2051 (a)(h)	375,000	393,045
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ08, Class A2, 2.36%, 8/25/2022	41,173	41,632
Series KW06, Class A2, 3.80%, 6/25/2028 (h)	1,750,000	2,012,178
Series K088, Class A2, 3.69%, 1/25/2029	350,000	404,315
Series KLU3, Class X1, IO, 2.08%, 1/25/2031 (h)	3,500,000	491,510
Series K128, Class X3, IO, 2.79%, 4/25/2031 (h)	550,000	122,555
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (h)	550,000	181,775
Series Q014, Class X, IO, 2.80%, 10/25/2055 (h)	1,979,035	415,946
FNMA ACES
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (h)	350,000	374,680
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (h)	300,000	294,122
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	137,928	136,724
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (h)	617,916	85,293
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.39%, 7/25/2022 (a)(h)	180,000	185,191
Series 2018-KBX1, Class B, 3.58%, 1/25/2026 (a)(h)	500,000	516,982

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2015-K44, Class B, 3.68%, 1/25/2048 (a)(h)	200,000	217,395
Series 2015-K45, Class B, 3.59%, 4/25/2048 (a)(h)	100,000	108,446
Series 2015-K48, Class B, 3.64%, 8/25/2048 (a)(h)	200,000	218,341
Series 2015-K50, Class B, 3.78%, 10/25/2048 (a)(h)	200,000	219,490
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a)(h)	175,000	193,176
Series 2016-K52, Class B, 3.93%, 1/25/2049 (a)(h)	250,000	276,315
Series 2016-K53, Class C, 4.02%, 3/25/2049 (a)(h)	70,000	75,345
Series 2017-K729, Class B, 3.67%, 11/25/2049 (a)(h)	300,000	323,696
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK39, 2.82%, 8/27/2047 (a)(h)	684,000	697,904
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 2.70%, 4/15/2038‡ (a)(h)	600,000	600,722
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 1.75%, 4/14/2038‡ (a)(h)	165,000	164,588
Series 2021-7, Class D, 2.50%, 4/14/2038‡ (a)(h)	170,000	169,575

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,430,440)		10,677,154

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9%
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a)(f)	476,191	481,437
Bayview Financing Trust Series 2021-2F, Class M2, 2.52%, 12/31/2049 ‡(a)(h)	400,000	400,000
Credit Suisse Mortgage Capital Certificates Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a)(h)	486,517	491,970
FHLMC, REMIC
Series 2708, Class ZD, 5.50%, 11/15/2033	130,424	149,095
Series 4302, Class PA, 4.00%, 12/15/2043	104,485	115,530
Series 4281, Class BC, 4.50%, 12/15/2043 (h)	140,064	158,029

Investments	Principal Amount($)	Value($)
FNMA, REMIC
Series 2003-7, Class FA, 0.84%, 2/25/2033 (h)	126,724	128,978
Series 2013-108, Class GU, 3.00%, 10/25/2033	545,000	590,611
Series 2005-110, Class TY, 5.50%, 12/25/2035	75,981	88,517
Series 2007-89, Class F, 0.67%, 9/25/2037 (h)	137,883	139,968
Series 2011-112, Class PB, 4.00%, 11/25/2041	184,204	201,311
GNMA
Series 2010-H24, Class FA, 0.46%, 10/20/2060 (h)	88,680	88,843
Series 2014-H03, Class FA, 0.71%, 1/20/2064 (h)	84,762	85,273
Series 2015-H05, Class FC, 0.59%, 2/20/2065 (h)	313,650	312,985
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a)(h)	255,000	255,586
New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a)(h)	92,575	94,384
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 3.01%, 2/27/2024 (a)(h)	440,901	440,902
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a)(f)	531,292	531,891
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a)(h)	241,209	241,916
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 8/25/2057 ‡(h)	97,648	104,594
Series 2019-1, Class MA, 3.50%, 7/25/2058 ‡	186,877	200,637
Series 2019-2, Class MA, 3.50%, 8/25/2058 ‡	210,152	226,019
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	707,800	752,761
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	753,913	800,915
Series 2021-1, Class BXS, 16.90%, 9/25/2060 ‡(a)(h)	150,000	145,406
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	764,311

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a)(f)	286,183	286,682

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,147,515)		8,278,551

	Shares
COMMON STOCKS — 0.0% (e)
Oil, Gas & Consumable Fuels — 0.0% (e)
Chesapeake Energy Corp.	23	1,214
EP Energy Corp. *	275	23,238
Oasis Petroleum, Inc.	109	9,658

		34,110

Professional Services — 0.0% (e)
NMG, Inc. *	1	115

TOTAL COMMON STOCKS (Cost $9,711)		34,225

	Principal Amount($)
MUNICIPAL BONDS — 0.0% (e)(k)
Ohio — 0.0% (e)
Ohio State University (The), General Receipts Rev., 5.59%, 12/1/2114 (Cost $32,786)	25,000	32,746

	No. of Warrants
WARRANTS — 0.0% (e)
Diversified Telecommunication Services — 0.0% (e)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD *‡	16	222

Media — 0.0% (e)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) *‡	78	1,059

Oil, Gas & Consumable Fuels — 0.0% (e)
Chesapeake Energy Corp.
expiring 2/9/2026, price 27.63 USD *	71	1,988
expiring 2/9/2026, price 32.13 USD *	79	1,979

Investments	No. of Warrants	Value($)
expiring 2/9/2026, price 36.18 USD *	44	968

		4,935

TOTAL WARRANTS (Cost $1)		6,216

	Shares
PREFERRED STOCKS — 0.0% (e)
Internet & Direct Marketing Retail — 0.0% (e)
MYT Holding LLC, Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	2,891

SHORT-TERM INVESTMENTS — 11.2%
INVESTMENT COMPANIES — 11.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (l)(m) (Cost $18,875,524)	18,875,524	18,875,524

Total Investments — 105.4% (Cost $176,295,173)		176,948,705
Liabilities in Excess of Other Assets — (5.4)%		(8,992,736)

Net Assets — 100.0%		167,955,969

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2021.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(g)	Defaulted security.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	The rate shown is the effective yield as of May 31, 2021.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of May 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation)($)
Long Contracts
U.S. Treasury 2 Year Note	40	09/2021	USD	8,829,375	1,797
U.S. Treasury 5 Year Note	14	09/2021	USD	1,733,484	1,347
U.S. Treasury 10 Year Ultra Note	1	09/2021	USD	144,765	(291)
U.S. Treasury Long Bond	14	09/2021	USD	2,187,500	(8,655)

					(5,802)

Short Contracts
U.S. Treasury 5 Year Note	(1)	09/2021	USD	(123,820)	37
U.S. Treasury 10 Year Note	(51)	09/2021	USD	(6,724,031)	(6,084)
U.S. Treasury 10 Year Ultra Note	(2)	09/2021	USD	(289,531)	512
U.S. Treasury Ultra Bond	(2)	09/2021	USD	(369,625)	855

					(4,680)

					(10,482)

Abbreviations

USD	United States Dollar

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of May 31, 2021:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)($)
CNY	2,776,386	USD	429,324	Merrill Lynch International**	6/15/2021	6,592
KRW	528,889,952	USD	471,495	Citibank, NA**	6/15/2021	3,230
MXN	9,644,855	USD	482,002	Citibank, NA	6/15/2021	1,474
USD	98,669	CLP	71,462,750	BNP Paribas**	6/15/2021	45
USD	98,963	CLP	71,460,080	Citibank, NA**	6/15/2021	343
ZAR	6,619,253	USD	461,952	Merrill Lynch International	6/15/2021	17,535

Total unrealized appreciation						29,219

CLP	316,615,311	USD	455,132	BNP Paribas**	6/15/2021	(18,180)
USD	40,622	CLP	29,648,260	Citibank, NA**	6/15/2021	(294)
USD	197,853	CLP	144,044,221	Goldman Sachs International**	6/15/2021	(939)

Total unrealized depreciation						(19,413)

Net unrealized appreciation						9,806

Abbreviations

CLP	Chile Peso
CNY	China Yuan
KRW	Korean Republic Won
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$17,841,912	$14,288,979	$32,130,891
Collateralized Mortgage Obligations	—	5,648,219	2,630,332	8,278,551
Commercial Mortgage-Backed Securities	—	9,104,665	1,572,489	10,677,154
Common Stocks
Oil, Gas & Consumable Fuels	10,872	23,238	—	34,110
Professional Services	115	—	—	115

Total Common Stocks	10,987	23,238	—	34,225

Corporate Bonds	—	64,456,179	—	64,456,179
Mortgage-Backed Securities	—	25,426,829	—	25,426,829
Municipal Bonds	—	32,746	—	32,746
Preferred Stocks	—	—	2,891	2,891
U.S. Treasury Obligations	—	17,027,499	—	17,027,499
Warrants
Diversified Telecommunication Services	—	—	222	222
Media	—	—	1,059	1,059
Oil, Gas & Consumable Fuels	4,935	—	—	4,935

Total Warrants	4,935	—	1,281	6,216

Short-Term Investments
Investment Companies	18,875,524	—	—	18,875,524

Total Investments in Securities	$18,891,446	$139,561,287	$18,495,972	$176,948,705

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$29,219	$—	$29,219
Futures Contracts	4,548	—	—	4,548
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(19,413)	—	(19,413)
Futures Contracts	(15,030)	—	—	(15,030)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(10,482)	$9,806	$—	$(676)

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$9,701,506	$—	$59,674	$(195)	$4,361,711	$(1,119,757)	$1,387,620	$(101,580)	$14,288,979
Collateralized Mortgage Obligations	2,224,016	—	8,802	(494)	547,296	(149,288)	—	—	2,630,332
Commercial Mortgage-Backed Securities	148,523	—	(3,953)	4,436	1,173,807	(24)	249,700	—	1,572,489
Preferred Stocks	4,467	21	(1,082)	—	—	(515)	—	—	2,891
Warrants	223	—	1,058	—	—	—	—	—	1,281

Total	$12,078,735	$21	$64,499	$3,747	$6,082,814	$(1,269,584)	$1,637,320	$(101,580)	$18,495,972

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $66,940.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$14,288,979	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 60.00% (14.52%)
			Constant Default Rate	0.00% - 1.00% (0.03%)
			Yield (Discount Rate of Cash Flows)	0.79% - 5.33% (2.67%)

Asset-Backed Securities	14,288,979

	2,230,332	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Constant Default Rate	0.00% - 0.50% (0.18%)
			Yield (Discount Rate of Cash Flows)	1.00% - 6.22% (1.56%)

Collateralized Mortgage Obligations	2,230,332

	989,575	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (24.21%)
			Yield (Discount Rate of Cash Flows)	3.01% - 3.61% (3.40%)

Commercial Mortgage-Backed Securities	989,575

	222	Market Comparable Companies	EBITDA Multiple (b)	4.8x (4.8x)
Warrants	222

Total	$17,509,108

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $986,864. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$32,839,275	$26,833,877	$40,797,628	$—	$—	$18,875,524	18,875,524	$1,028	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open future contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.